Note 5 - Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance, Beginning of Year	$ 8,603,905	$ 8,802,316	$ 11,805,986
Provision for Loan Losses	1,062,000	865,500	1,308,000
Loans Charged Off	(2,087,850)	(2,083,347)	(5,104,491)
Recoveries of Loans Previously Charged Off	1,345,238	1,019,436	792,821
Balance, End of Year	$ 8,923,293	$ 8,603,905	$ 8,802,316